Concentrations of credit risk: (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Product Information [Line Items]
Cash and cash equivalents	$ 1,380,740	$ 2,363,530
Cash, uninsured amount	1,140,904	2,150,761
Accounts receivable	3,547,308	7,400,282
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Accounts receivable	1,280,545	1,921,602
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Accounts receivable	$ 602,066	1,061,177
Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Accounts receivable		$ 920,736